Offerings - Offering: 1	Feb. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.650% Fixed-Rate Reset Subordinated Debentures due 2055
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 700,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,170
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $700,000,000.